Intangible assets and goodwill (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012	Dec. 31, 2012	Mar. 31, 2012	Sep. 30, 2013
Carrying amount of goodwill by reportable segment
Goodwill acquired	$ 7	$ 106	$ 628
Goodwill reclassified to held for sale and/or divested	15	65	181
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	7,558	7,544	7,102			7,102
Impairments, beginning of year	(602)	(602)	(22)			(22)
Net Goodwill, beginning of year	6,956	6,942	7,080			7,080
Goodwill acquired	7	106	628
Held for Sale and Business Divestitures	(15)	(65)	(181)
Impairment Loss	0	0	(580)
Other Adjustments	(254)	(27)	(5)
Goodwill, end of year	7,296	7,558	7,544		7,544
Impairments, end of year	(602)	(602)	(602)		(602)
Net Goodwill, end of year	6,694	6,956	6,942		6,942
Johan Walter Berg AB
Carrying amount of goodwill by reportable segment
Goodwill acquired		106
Goodwill, Purchase Accounting Adjustments	7
Changes in carrying amount of goodwill by reportable segment:
Net Goodwill, beginning of year							113
Goodwill acquired		106
Net Goodwill, end of year							113
ERA Mining Machinery Limited (Siwei)
Carrying amount of goodwill by reportable segment
Goodwill acquired				625
Goodwill, Purchase Accounting Adjustments					149
Changes in carrying amount of goodwill by reportable segment:
Goodwill acquired				625
Impairment Loss					(580)
Net Goodwill, end of year			45	625	45
Caterpillar Tohoku Ltd.
Carrying amount of goodwill by reportable segment
Goodwill acquired						22
Changes in carrying amount of goodwill by reportable segment:
Goodwill acquired						22
Net Goodwill, end of year						22
Construction Industries
Carrying amount of goodwill by reportable segment
Goodwill acquired	0	0	15
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	291	333	331			331
Net Goodwill, beginning of year	291	333	331			331
Goodwill acquired	0	0	15
Held for Sale and Business Divestitures	0	0	0
Impairment Loss	0	0	0
Other Adjustments	(16)	(42)	(13)
Goodwill, end of year	275	291	333		333
Net Goodwill, end of year	275	291	333		333
Resource Industries
Carrying amount of goodwill by reportable segment
Goodwill acquired	0	0	597
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	4,468	4,511	4,073			4,073
Impairments, beginning of year	(580)	(580)	0			0
Net Goodwill, beginning of year	3,888	3,931	4,073			4,073
Goodwill acquired	0	0	597
Held for Sale and Business Divestitures	(15)	(55)	(181)
Impairment Loss	0	0	(580)
Other Adjustments	(166)	12	22
Goodwill, end of year	4,287	4,468	4,511		4,511
Impairments, end of year	(580)	(580)	(580)		(580)
Net Goodwill, end of year	3,707	3,888	3,931		3,931
Energy & Transportation
Carrying amount of goodwill by reportable segment
Goodwill acquired	7	106	9
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	2,600	2,486	2,486			2,486
Net Goodwill, beginning of year	2,600	2,486	2,486			2,486
Goodwill acquired	7	106	9
Held for Sale and Business Divestitures	0	(10)	0
Impairment Loss	0	0	0
Other Adjustments	(65)	18	(9)
Goodwill, end of year	2,542	2,600	2,486		2,486
Net Goodwill, end of year	2,542	2,600	2,486		2,486
All Other
Carrying amount of goodwill by reportable segment
Goodwill acquired	0	0	7
Changes in carrying amount of goodwill by reportable segment:
Goodwill, beginning of year	199	214	212			212
Impairments, beginning of year	(22)	(22)	(22)			(22)
Net Goodwill, beginning of year	177	192	190			190
Goodwill acquired	0	0	7
Held for Sale and Business Divestitures	0	0	0
Impairment Loss	0	0	0
Other Adjustments	(7)	(15)	(5)
Goodwill, end of year	192	199	214		214
Impairments, end of year	(22)	(22)	(22)		(22)
Net Goodwill, end of year	$ 170	$ 177	$ 192		$ 192